Stock-Based Awards - Summary of Assumptions Used to Determine Grant-Date Fair Value of Options Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected volatility	75.00%	74.00%	74.00%
Risk-free interest rate, minimum	0.31%	1.46%	1.46%
Risk-free interest rate, maximum	1.67%	2.50%	2.50%
Expected term (in years)	6 years	6 years	6 years
Expected dividend yield	0.00%	0.00%	0.00%